Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment based on: (4)
Year (1)	Summary Compensation Table Total for CEO (2)	Compensation Actually Paid to CEO (3)	Average Summary Compensation Table Total for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (3)	TSR	Peer Group TSR	Net Income (in thousands)	Revenue (in thousands) (5)	Adjusted EBITDA (in thousands) (5)
2022	$2,591,538	$2,516,422	$766,151	$747,722	$262.28	$202.77	$49,973	$786,778	$135,183
2021	$2,202,971	$4,461,757	$649,807	$1,114,013	$273.78	$177.81	$47,147	$706,706	$132,890
2020	$1,659,815	$2,577,047	$558,375	$753,698	$156.15	$122.84	$21,018	$659,296	$105,448

Named Executive Officers, Footnote [Text Block]	Mr. Dickerson Wright served as the CEO for the entirety of 2022, 2021, and 2020. Messrs. Alexander A. Hockman, Richard Tong, Donald Alford, and Edward H. Codispoti all served as Other NEOs for the entirety of 2022, 2021, and 2020.
Peer Group Issuers, Footnote [Text Block]	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Construction & Engineering Index (assuming reinvestment of all dividends). Historical stock price performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount		$ 2,202,971	$ 1,659,815
PEO Actually Paid Compensation Amount	$ 2,516,422	4,461,757	2,577,047
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate compensation actually paid, adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for Mr. Dickerson Wright and for the average of the other NEOs is set forth following the footnotes to this table.

	CEO
Year	Reported SCT Total for CEO	Reported SCT Value of Equity Awards (1)	Fair Value at Year-End of Equity Awards Granted in Current Year that were Unvested at Year-End (2)	Fair Value at Year-End of Equity Awards Granted in Prior Years that were Unvested at Year-End (3)	Fair Value at Vesting Date of Equity Awards Granted in Prior Years that Vested During the Current Year (4)	Compensation Actually Paid
2022	$2,591,538	$(1,848,517)	$1,987,711	$(214,310)	$—	$2,516,422
2021	$2,202,971	$(1,500,739)	$2,331,466	$1,190,954	$237,105	$4,461,757
2020	$1,659,815	$(989,917)	$1,581,115	$489,653	$(163,619)	$2,577,047

(1)The reported value of equity awards represents the grant date fair value of equity awards as reported in the Stock Awards column in the SCT for the applicable year.

(2)The year-end fair value of equity awards granted in the applicable year that were unvested as of year-end of the applicable year.

(3)The amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of equity awards granted in prior years that were unvested as of year-end of the applicable year. For 2022, the decrease is due to a decline in the common stock price from $138.12 at December 31, 2021, to $132.32 at December 30, 2022, which impacted the fair value of unvested restricted stock.

(4)For equity awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

Non-PEO NEO Average Total Compensation Amount	$ 766,151	649,807	558,375
Non-PEO NEO Average Compensation Actually Paid Amount	$ 747,722	1,114,013	753,698
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate compensation actually paid, adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for Mr. Dickerson Wright and for the average of the other NEOs is set forth following the footnotes to this table.

	Other NEOs
Year	Average Reported SCT Total for Other NEOs	Average Reported SCT Value of Equity Awards (1)	Average Fair Value at Year-End of Equity Awards Granted in Current Year that were Unvested at Year-End (2)	Average Fair Value at Year-End of Equity Awards Granted in Prior Years that were Unvested at Year-End (3)	Average Fair Value at Vesting Date of Equity Awards Granted in Prior Years that Vested During the Current Year (4)	Average Compensation Actually Paid to Other NEOs
2022	$766,151	$(372,334)	$400,433	$(42,518)	$(4,010)	$747,722
2021	$649,807	$(282,329)	$438,635	$261,393	$46,507	$1,114,013
2020	$558,375	$(205,041)	$327,331	$103,788	$(30,755)	$753,698

(1)The reported average value of equity awards represents the grant date fair value of equity awards as reported in the Stock Awards column in the SCT for the applicable year.

(2)The average year-end fair value of equity awards granted in the applicable year that were unvested as of year-end of the applicable year.

(3)The average amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of equity awards granted in prior years that were unvested as of year-end of the applicable year. For 2022, the decrease is due to a decline in the common stock price from $138.12 at December 31, 2021, to $132.32 at December 30, 2022, which impacted the fair value of unvested restricted stock.

(4)For equity awards granted in prior years that vested in the applicable year, the average amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 262.28	273.78	156.15
Peer Group Total Shareholder Return Amount	202.77	177.81	122.84
Net Income (Loss)	$ 49,973,000	$ 47,147,000	$ 21,018,000
Company Selected Measure Amount	786,778,000	706,706,000	659,296,000
PEO Name	Mr. Dickerson Wright	Mr. Dickerson Wright	Mr. Dickerson Wright
Additional 402(v) Disclosure [Text Block]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table ("SCT") for the applicable year for Mr. Dickerson Wright and (ii) the average of the total compensation reported in the SCT for the NEOs listed in footnote 1 for each applicable year.As noted in the Compensation Discussion and Analysis, Revenue and Adjusted EBITDA represent the two performance metrics used for determining AEIs under the Company's 2011 Equity Incentive Plan. See Appendix A for a reconciliation of GAAP to Non-GAAP measures used in this 2023 Proxy Statement.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	135,183,000	132,890,000	105,448,000
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	As noted in the Compensation Discussion and Analysis, Revenue and Adjusted EBITDA represent the two performance metrics used for determining AEIs under the Company's 2011 Equity Incentive Plan. See Appendix A for a reconciliation of GAAP to Non-GAAP measures used in this 2023 Proxy Statement.
PEO [Member] | Reported SCT Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,848,517)	$ (1,500,739)	$ (989,917)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,987,711	2,331,466	1,581,115
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(214,310)	1,190,954	489,653
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	237,105	(163,619)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	400,433	438,635	327,331
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,518)	261,393	103,788
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,010)	46,507	(30,755)
Non-PEO NEO [Member] | Average Reported SCT Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (372,334)	$ (282,329)	$ (205,041)